Stockholders' Equity and Stock-based Compensation (Details) - Schedule of stock-based compensation expense related to options - Options and RSAs Under Stock Plans [Member] - USD ($)	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
Stockholders' Equity and Stock-based Compensation (Details) - Schedule of stock-based compensation expense related to options [Line Items]
Research and development expenses	$ 65,783	$ 38,298	$ 133,688	$ 74,967	$ 39,153	$ 183,420
Selling, general and administrative expenses	2,278,371	128,835	7,978,316	193,709	25,869	2,581,371
Stock-based compensation expense	$ 2,344,154	$ 167,133	$ 8,112,004	$ 268,676	$ 65,022	$ 2,764,791